FINANCIAL INCOME AND EXPENSES (Schedule of Financial Income (Expenses), Net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financing Income Abstract
Non-cash financial income	$ 55	$ 216
Financial income	55	216
Financial expense:
Interest on leases	(297)	(322)
Penalty for early repayment of senior secured term loan	0	(905)
Cash interest on convertible & exchangeable notes	(154)	(154)
Cash interest on senior secured term loan	(4,545)	(3,781)
Accretion interest on convertible & exchangeable notes	(422)	(391)
Accretion on senior secured term loan	(1,068)	(813)
Accretion interest on contingent liability	(24)	0
Fair value adjustments of derivative financial instruments	(980)	(8)
Capitalization of borrowing costs	824	0
EIR catch up adjustment	3,566	0
Financial expense	3,100	6,374
Net Financing Expense	$ (3,045)	$ (6,158)